Cover	Aug. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2021
Entity File Number	001-34465
Entity Registrant Name	SELECT MEDICAL HOLDINGS CORPORATION
Entity Central Index Key	0001320414
Entity Tax Identification Number	20-1764048
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4714 Gettysburg Road
Entity Address, Address Line Two	P.O. Box 2034
Entity Address, City or Town	Mechanicsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17055
City Area Code	717
Local Phone Number	972-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SEM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false